Insurance Contract Liabilities and Reinsurance Assets - Summary of Composition of Insurance Contract Liabilities and Reinsurance Assets by Line of Business and Reporting Segment (Detail) - CAD ($)
$ in Millions
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	$ 309,808	$ 285,729
Total reinsurance ceded	41,353	42,925
Total, gross of reinsurance ceded	351,161	328,654	$ 304,605
Other insurance contract liabilities [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Total, gross of reinsurance ceded	13,219	12,968	$ 11,155
Gross insurance contract liabilities [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	309,808	285,729
Total reinsurance ceded	41,353	42,925
Total, gross of reinsurance ceded	351,161	328,654
Gross insurance contract liabilities [Member] | Corporate and other [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	(285)	(168)
Total reinsurance ceded	224	100
Total, gross of reinsurance ceded	(61)	(68)
Gross insurance contract liabilities [Member] | Asia [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	87,937	76,127
Total reinsurance ceded	1,432	1,332
Total, gross of reinsurance ceded	89,369	77,459
Gross insurance contract liabilities [Member] | Canada [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	83,297	76,628
Total reinsurance ceded	286	(202)
Total, gross of reinsurance ceded	83,583	76,426
Gross insurance contract liabilities [Member] | U.S. [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	138,859	133,142
Total reinsurance ceded	39,411	41,695
Total, gross of reinsurance ceded	178,270	174,837
Gross insurance contract liabilities [Member] | Individual insurance participating [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	66,817	57,886
Total reinsurance ceded	9,869	11,596
Total, gross of reinsurance ceded	76,686	69,482
Gross insurance contract liabilities [Member] | Individual insurance participating [Member] | Asia [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	46,071	38,470
Gross insurance contract liabilities [Member] | Individual insurance participating [Member] | Canada [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	12,012	10,743
Gross insurance contract liabilities [Member] | Individual insurance participating [Member] | U.S. [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	8,734	8,673
Gross insurance contract liabilities [Member] | Individual insurance non-participating [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	138,096	127,035
Total reinsurance ceded	13,588	12,303
Total, gross of reinsurance ceded	151,684	139,338
Gross insurance contract liabilities [Member] | Individual insurance non-participating [Member] | Corporate and other [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	(609)	(601)
Gross insurance contract liabilities [Member] | Individual insurance non-participating [Member] | Asia [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	32,887	29,547
Gross insurance contract liabilities [Member] | Individual insurance non-participating [Member] | Canada [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	39,655	34,677
Gross insurance contract liabilities [Member] | Individual insurance non-participating [Member] | U.S. [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	66,163	63,412
Gross insurance contract liabilities [Member] | Annuities and pensions [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	38,585	39,572
Total reinsurance ceded	16,850	17,927
Total, gross of reinsurance ceded	55,435	57,499
Gross insurance contract liabilities [Member] | Annuities and pensions [Member] | Corporate and other [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	36	46
Gross insurance contract liabilities [Member] | Annuities and pensions [Member] | Asia [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	5,915	5,062
Gross insurance contract liabilities [Member] | Annuities and pensions [Member] | Canada [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	17,871	18,339
Gross insurance contract liabilities [Member] | Annuities and pensions [Member] | U.S. [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	14,763	16,125
Gross insurance contract liabilities [Member] | Other insurance contract liabilities [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	66,310	61,236
Total reinsurance ceded	1,046	1,099
Total, gross of reinsurance ceded	67,356	62,335
Gross insurance contract liabilities [Member] | Other insurance contract liabilities [Member] | Corporate and other [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	288	387
Gross insurance contract liabilities [Member] | Other insurance contract liabilities [Member] | Asia [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	3,064	3,048
Gross insurance contract liabilities [Member] | Other insurance contract liabilities [Member] | Canada [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	13,759	12,869
Gross insurance contract liabilities [Member] | Other insurance contract liabilities [Member] | U.S. [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	$ 49,199	$ 44,932